BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 27,918	$ 328,235
Prepaid expenses	14,732	0
Interest on cash held in trust account	7,972	0
Total Current Assets	50,622	328,235
Investments held in trust	57,168,785	57,168,785
Total Assets	57,219,407	57,497,020
Current Liabilities:
Accounts payable and accrued expenses (includes related party payable of $105,000 and $15,000 at December 31, 2013 and 2012, respectively)	131,763	21,722
Accrued offering costs	0	72,105
Loan payable - related party	0	35,650
Advances from related party	69,904	19,254
Total Current Liabilities	201,667	148,731
Warrant liability	3,432,440	3,386,998
Total Liabilities	3,634,107	3,535,729
Commitment and Contingencies
Common stock subject to possible redemption or tender: 4,995,000 shares at redemption value	51,448,500	51,448,500
Stockholders' Equity:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value; 150,000,000 shares authorized; 2,310,500 shares issued and outstanding at December 31, 2013 and 2012, excluding 4,955,000 shares subject to redemption	231	231
Additional paid-in capital	5,621,277	5,621,277
Deficit accumulated during the development stage	(3,484,708)	(3,108,717)
Total Stockholders' Equity	2,136,800	2,512,791
Total Liabilities and Stockholders' Equity	$ 57,219,407	$ 57,497,020